Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt and capital lease obligations, total	$ 2,100	$ 2,104	$ 2,048
Less: amounts due within one year		(224)	(6)
Long-term debt	1,879	1,880	2,042
Debentures, Rates From 6.80% To 9.75% Due 2017-2047
Debt Instrument [Line Items]
Debt instrument outstanding amount		1,181	1,181
Notes, Rates From 6.85% To 7.38% Due 2012 To 2019
Debt Instrument [Line Items]
Debt instrument outstanding amount		471	472
BNDES Notes, Rate Of 5.50%, Due 2013-2020
Debt Instrument [Line Items]
Debt instrument outstanding amount		97	0
Sinking Fund Debentures, Rates From 7.50 To 7.65% Due 2014--2027
Debt Instrument [Line Items]
Debt instrument outstanding amount		202	232
Industrial Development Revenue Bonds, Rate 7.67% Due 2027
Debt Instrument [Line Items]
Capital lease obligations		80	80
Industrial Development Revenue Bonds, Rate 6.35% Due 2035
Debt Instrument [Line Items]
Capital lease obligations		51	51
Industrial Development Revenue Bonds, Rate 6.10% Due 2030
Debt Instrument [Line Items]
Capital lease obligations		7	7
Pollution Control Revenue Bonds, Rate 6.375% Due 2026
Debt Instrument [Line Items]
Capital lease obligations		6	6
Other Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations		2	3
Other Long Term Debt
Debt Instrument [Line Items]
Debt instrument outstanding amount		$ 7	$ 16